                                              ----------------------------

                                                          [LOGO]
                                                 EquiTrust Variable Insurance
                                                 Series Fund

                                             ANNUAL REPORT
                                             DECEMBER 31, 1998

                                             INVESTMENT MANAGER AND
                                             PRINCIPAL UNDERWRITER

                                             EQUITRUST INVESTMENT
                                             MANAGEMENT SERVICES, INC.

                                             5400 UNIVERSITY AVENUE
                                             WEST DES MOINES, IA 50266

                                               1-800-247-4170 (OUTSIDE IOWA)
                                               1-800-422-3175 (IN IOWA)
                                                     225-5586 (DES MOINES)

                                               This report is not to be
                                               distributed
                                               unless preceded or accompanied
                                               by a prospectus.

                                          737-525(98)

PRESIDENT'S LETTER

Dear Shareholder:

    For the year ending December 31, 1998, the S&P 500 was up 28.59% on a total return basis, and the Dow Jones Industrial Average (DJIA) was up 18.12%. During the same twelve-month period, the Russell 2000 small cap index declined, returning -2.55%. The total returns for the period were 13.78% for long-term Treasury bonds and 10.47% for high-grade corporate bonds.

    In response to spreading global financial turmoil and the absence of any obvious domestic inflationary pressures, the Federal Reserve chose to ease in three quarter-point increments during the second half of 1998. While consumer prices rose at the slowest pace in 12 years in 1998, wage gains remained a concern of Federal Reserve Chairman Greenspan. Thus far, corporations seem unable to pass wage price increases on to consumers. Unemployment at a 28-year low of 4.3% "has failed to ignite the inflationary pressures that many had feared," according to Greenspan.

    At the December Fed meeting, the Federal Funds rate was left unchanged at 4.75%. Given the strength demonstrated by the domestic economy, not to mention the stock market indices, the Fed seems unlikely to resume easing anytime soon. The consumer price index (CPI) rose only 1.6% during 1998, leading some to argue that the Fed is still quite restrictive. The inflation-adjusted or "real" Fed Funds rate was 4.75% minus 1.6% (CPI), or 3.15%. Moreover, core CPI (excluding food and energy costs) rose 2.5% during 1998, implying a much lower real rate. The dramatic decline in energy prices along with numerous other commodities is unlikely to be sustained. If energy and food prices stabilize, the outlook for overall consumer prices could deteriorate.

    Demonstrating amazing resilience, the U.S. economy expanded at a 3.7% annual rate in the third quarter of 1998, and probably grew at an even faster rate during the fourth quarter. However, much will still depend on the outlook for the global economy. Worldwide excess capacity in a number of industries is likely to dampen capital spending in the U.S. In fact, domestic capacity utilization has already begun to decline (80.9% as of December 1998 vs. 83.4% a year earlier) and spending cuts are becoming evident. While the consumer is said to be the source of our current economic strength, declining capital spending will, over time, filter through.

    As a result of the imbalances that exist between productive capacity and global demand, monetary authorities worldwide have made stimulation of growth the primary objective, rather than inflation fighting. The success of the world's monetary authorities in this attempt at stimulating their respective economies will play a significant role in the direction of the U.S. financial markets. Demand growth outside the U.S. will be necessary, since the U.S. cannot continue as the "consumer of last resort" forever. Our trade deficit, which from January through November totaled $153.92 billion, surpasses the record yearly amount achieved in 1987. Imports would have been even greater were it not for the depressed energy prices U.S. consumers now enjoy. At some point, foreigners may refuse to facilitate our consumption by holding more and more dollars.

    The following paragraphs describe how the various EquiTrust Variable Insurance Series Fund Portfolios are being positioned and where we see value that has developed as a result of recent financial market volatility.

    The Value Growth and Managed comments are from Roger F. Grefe, CFA, Investment Management Vice President. The High Grade Bond and High Yield Bond comments are from Robert J. Rummelhart, CFA, Fixed Income Vice President.

    VALUE GROWTH: The Value Growth Portfolio's performance suffered badly for the year ending December 31, 1998. Our return of -24.43% is in stark contrast to the S&P 500 return of +28.59%. Our recent performance has been distressing and disappointing for all the shareholders and us as well. We had not envisioned an environment with such a large divergence of optimism and pessimism relating to different categories of stock: e.g. small companies vs. large, energy vs. technology, internet vs. the rest of the market, top 10 S&P 500 stocks vs. bottom 10 S&P 500 stocks and S&P top 20 vs. NYSE average.

    We have had a long-standing emphasis on a fairly concentrated list of value stocks, resulting in a portfolio that can behave very differently from the stock market as a whole. In the past, the Value Growth Portfolio's returns have diverged significantly--sometimes positively and other times negatively--from those of the overall market. Although we try to be very careful and disciplined about the prices we pay for shares of businesses, we understand that virtually ANY company's share price may fall 20-30% at any time. However, it remains highly unlikely that all companies' share prices will fall 20-30% or more at the same time, without company-specific negative developments, except during world crises. As investors, we are faced with an unprecedented increase in market volatility, including a tremendous decline in smaller company stocks and energy issues.

    The past 2 1/2 years have been unprecedented, as big company stocks, selling at extremely high valuations, have gone up, while small company stocks (selling significantly below their true business value) continue to go down, or not recover. As a value investor, I can't help but see the tremendous long-term opportunities being borne out of this two-tier market.

    Our stock selection strategy is geared to finding attractive companies at reduced prices and that strategy simply got run over by the "big-names-at-any-price" mentality that has seized the market this year. Similar investment sentiment also prevailed in the early seventies when investors flocked to large, well-known stocks. The stocks traded at very high multiples while the rest of the market languished. Eventually those "Nifty-Fifty" stocks were crushed in the bear market of 1973 - 1974.

    We continue to believe that despite the overall market's current fascination with the largest stocks, there are better buys (with price reductions of 30-80%) to be found among small- to mid-sized companies. Despite a lack of current investor support for these companies which may last for an indefinite period of time, we believe that many of the current holdings are worth twice their current market quote, if evaluated as to what a "rational" business owner would pay for the entire business. Merger activity may accelerate for these companies because of their attractive prices, although any acquisitions will probably not occur in straight line fashion. Our relative performance, positive or negative, will not either.

    As Warren Buffett states in Berkshire Hathaway's 1990 annual report:

        "Investors who expect to be ongoing buyers of investments throughout their lifetimes should adopt a similar attitude toward market fluctuations; instead many illogically become euphoric when stock prices rise and unhappy when they fall. They show no such confusion in their reaction to food prices. Knowing they are forever going to be buyers of food, they welcome falling prices and deplore price increases."

    Although we strive to provide attractive risk-adjusted returns for our shareholders, there will inevitably be periods of time when the portfolio will not meet these expectations for all involved. It is during these periods when we must remain committed to our goal of diligently looking for the best stock values. Our strategy of taking significant positions in companies that are out of favor with the "crowd" requires patience. Successful long-term investors don't follow the crowd. And right now the "crowd" is making a mad dash to exit energy and small-cap stocks while we have been shopping for bargains. We are determined to stay the course and encourage shareholders to do the same. Over the long-term, the benefits of this approach should become apparent.

    By continuing to focus on "value" and "growth" at a reasonable price, we hope to enhance the Portfolio's future returns. We derive comfort from the empirical knowledge that the fundamental financial characteristics of the stocks we own have in the past produced attractive returns over long periods of time. The mettle of an investment strategy is not proven in a year or even a period of years. We urge our fellow shareholders in the Value Growth Portfolio to maintain a long-term focus. We believe that the Value Growth Portfolio can serve as a valid option to a diversified portfolio of other stock funds, bond funds, and cash reserves, chosen in proportions consistent with your goals, time horizon, and tolerance for the increased volatility of the global financial markets. We believe success is found in thoughtfully constructing an investment plan and sticking with it.

    HIGH GRADE BOND: U.S. Treasury yields were approximately 100 basis points lower at year-end. For example, the 2-year, 10-year and 30-year Treasury issues yielded 5.64%, 5.74% and 5.92%, respectively, as of December 31, 1997 and 4.53%, 4.65% and 5.09%, as of December 31, 1998.

    During the latter part of the year, we saw a dramatic increase in the yield spreads on corporate and mortgage-backed issues as investors became increasingly risk averse. One asset class that we felt offered appealing value was current coupon GNMA securities, which were trading at very attractive levels. As a result, we have increased the portfolio's allocation in GNMA issues to around 35%, up from approximately 25% at this time last year.

    Given the dramatic drop in interest rates, we do not plan to significantly increase the duration of our portfolio at this time and accordingly, our sensitivity to changes in interest rates will probably remain much lower than more interest rate sensitive bond funds.

    HIGH YIELD BOND: During the past year, the high yield bond market greatly underperformed the high grade bond market. The High Yield Bond Portfolio had very good relative performance during this difficult time due to its lower exposure to high yield issues.

    At the present time, the yield pick-up on high yield issues is at a level that factors in a possible recession and much higher default rates. Since the market is finally pricing in these risks, we will look to increase our exposure to high yield issues.

    MANAGED: The Managed Portfolio emphasizes income with moderate growth potential. Income continues to be of importance in most portfolios, but our goal is to produce income at twice the rate of the dividend yield on the S&P 500, which is currently a miniscule 1.3%, the lowest in history. Growth is a secondary objective, but nevertheless an important component of total return (income + price appreciation). We continue to find investments that should easily equal or better our hurdle rate of 2.6% (1.3% S&P 500 rate X 2).

    We are disappointed in our short-term performance and attribute the bulk of the decline to the energy convertible securities that the portfolio owned. The convertible bond market suffered extensive declines due to the decimation of small cap stocks, and the overall "flight to quality" for Treasury bonds. Currently, we have added some excellent utility companies and non-convertible preferreds at yields of 5-9%. We believe this is a generous yield in comparison to 1.3% on the S&P 500 and 5.17% on a 30-year Treasury note and should generate solid income returns in the future. The Managed Portfolio is uniquely positioned for any investors desiring income and purchasing power protection. There are attractive income and convertible issues as represented by some of our recent purchases of: Healthsouth convertibles, Texaco common, Wendy's convertibles, Sara Lee common, IdaCorp common, Campbell Soup common and Newell Co. convertibles.

    MONEY MARKET: Treasury bills yield 70 basis points less than a year ago, reflecting the 0.75% Fed Funds rate cut by the FOMC. These cuts were effected to calm the markets during a liquidity crisis brought on by hedge fund failures. Currently, the targeted Fed funds rate is 4.75% and the discount rate is 4.50%, while a 90-day Treasury bill yields 4.48%. Commercial paper spreads have widened in conjunction with corporate bond spreads, which began sometime in July. We have not increased our commercial paper exposure because government agency spreads are also attractive, offering excellent credit quality and liquidity.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                           [EDWARD M. WIEDERSTEIN SIGNATURE]

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 2, 1999

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

VALUE GROWTH PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     THE VALUE GROWTH PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                             S&P 500 STOCK
                                                                              VALUE GROWTH PORTFOLIO        COMPOSITE INDEX
1988                                                                                             $10,000               $10,000
1989                                                                                             $11,113               $13,149
1990                                                                                             $11,629               $12,732
1991                                                                                             $13,319               $16,621
1992                                                                                             $14,712               $17,897
1993                                                                                             $18,713               $19,685
1994                                                                                             $17,884               $19,943
1995                                                                                             $22,512               $27,409
1996                                                                                             $26,485               $33,732
1997                                                                                             $28,153               $44,998
1998                                                                                             $21,277               $57,862
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                                           -24.43%
5 Year                                                                                             2.60%
10 Year                                                                                            7.84%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    For the twelve-month period ending December 31, 1998, the total return for the Value Growth Portfolio was -24.43%, compared to the 28.59% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. The wide difference in performance is due to two main factors: the huge disparity in returns of large companies and small companies, and the severe price decline of energy-related issues.

    The selling in drilling stocks, which began in late 1997, was sparked by fears (now a reality) of lower oil industry capital expenditures in 1998, due to sharply lower oil prices. Although we believe that drilling activity will increase over the long term, there has been a reduction in near-term capital spending which has led to lower levels of drilling activity. However, we think the price declines as represented by the S&P drilling and equipment index do not reflect the companies' long-term prospects. These companies are selling at bargain prices (approximately 40% of the cost of replacing their current rig fleet), and we believe this temporary lull in drilling is not representative of these companies' ongoing business value.

    Smaller capitalization stocks also suffered disproportionately to their large-cap brethren. Merrill Lynch calculated that over 50% of the S&P's return for 1998 came from just 11 stocks. The Russell 2000 return for 1998 was -3.4%. The smaller the company, the worse it performed.

HIGH GRADE BOND PORTFOLIO

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   HIGH GRADE BOND PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
                                                                               HIGH GRADE            MUTUAL FUND
                                                                             BOND PORTFOLIO        AGGREGATE INDEX
1988                                                                                   $10,000                 $10,000
1989                                                                                   $11,274                 $11,453
1990                                                                                   $12,272                 $12,478
1991                                                                                   $14,287                 $14,475
1992                                                                                   $15,487                 $15,549
1993                                                                                   $16,841                 $17,065
1994                                                                                   $16,798                 $16,566
1995                                                                                   $19,192                 $19,626
1996                                                                                   $20,332                 $20,339
1997                                                                                   $22,415                 $22,301
1998                                                                                   $24,099                 $24,239
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                                   7.51%
5 Year                                                                                   7.43%
10 Year                                                                                  9.19%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ending December 31, 1998, the High Grade Bond Portfolio underperformed the Lehman Brothers Mutual Fund Aggregate Index, as reflected by the 7.51% total return produced by the Portfolio versus the 8.69% total return produced by the Lehman Brothers Aggregate Index. The main factors that caused this divergence in performance were Portfolio expenses and the shorter effective duration of the High Grade Bond Portfolio relative to the Lehman Aggregate Index.

HIGH YIELD BOND PORTFOLIO

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD BOND
                                   PORTFOLIO
           AND LEHMAN BROTHERS MUTUAL FUND CORPORATE/HIGH YIELD INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                         LEHMAN BROTHERS
                                                                               HIGH YIELD                  MUTUAL FUND
                                                                             BOND PORTFOLIO        CORPORATE/HIGH YIELD INDEX
1988                                                                                   $10,000                            $10,000
1989                                                                                   $10,808                            $11,252
1990                                                                                   $10,881                            $11,870
1991                                                                                   $13,871                            $14,321
1992                                                                                   $15,729                            $15,658
1993                                                                                   $18,243                            $17,669
1994                                                                                   $18,059                            $17,059
1995                                                                                   $20,795                            $20,766
1996                                                                                   $23,426                            $21,742
1997                                                                                   $26,253                            $24,077
1998                                                                                   $28,058                            $25,753
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                                   6.88%
5 Year                                                                                   8.99%
10 Year                                                                                 10.87%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ending December 31, 1998, the 6.88% total return produced by the High Yield Bond Portfolio trailed the 6.96% total return produced by the Lehman Brothers Mutual Fund Corporate/High Yield Index. The main factor causing this disparity in performance returns was Portfolio expenses.

MANAGED PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE MANAGED PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                       S&P 500 STOCK
                                                                             MANAGED PORTFOLIO        COMPOSITE INDEX
1988                                                                                       $10,000               $10,000
1989                                                                                       $10,886               $13,149
1990                                                                                       $11,773               $12,732
1991                                                                                       $13,267               $16,621
1992                                                                                       $15,352               $17,897
1993                                                                                       $18,839               $19,685
1994                                                                                       $17,905               $19,943
1995                                                                                       $22,505               $27,409
1996                                                                                       $26,418               $33,732
1997                                                                                       $29,237               $44,998
1998                                                                                       $26,690               $57,862
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                                      -8.71%
5 Year                                                                                       7.22%
10 Year                                                                                     10.32%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Managed Portfolio is an asset allocation portfolio with an emphasis on securities producing income and moderate growth potential, and will not likely mirror any particular index (equity or fixed-income) over time. It meets this objective by maintaining a majority of its assets in convertible bonds and preferred stocks. The Portfolio's recent performance has been hindered because many of these convertible securities were in the energy sector. During the twelve-month period ending December 31, 1998, the Portfolio produced a total return of -8.71% compared to the +28.59% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. The Managed Portfolio will continue to seek out high income, concentrating on convertibles and higher yielding common stocks. The dividend yield on the S&P 500 is only 1.3%, and we believe that from these market levels, income will take on a larger role in producing attractive total returns. The Managed Portfolio is uniquely positioned for this type of environment.

BLUE CHIP PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE BLUE CHIP PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                        S&P 500 STOCK
                                                                             BLUE CHIP PORTFOLIO       COMPOSITE INDEX
11/1/90                                                                                     $10,000               $10,000
12/31/90                                                                                    $10,902               $10,936
12/31/91                                                                                    $13,976               $14,276
12/31/92                                                                                    $15,427               $15,371
12/31/93                                                                                    $17,643               $16,906
12/31/94                                                                                    $18,110               $17,128
12/31/95                                                                                    $24,052               $23,539
12/31/96                                                                                    $29,206               $28,969
12/31/97                                                                                    $37,211               $38,645
12/31/98                                                                                    $44,247               $49,693
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                                       18.91%
5 Year                                                                                       20.19%
Life of Portfolio* 19.45%
*THE PORTFOLIO COMMENCED OPERATIONS OCTOBER 15, 1990.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 50 such common stock issues at all times. Accordingly, the performance of this Portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. As is apparent from the line graph, the performance of the Blue Chip Portfolio, adjusted for expenses, was similar to that of the S&P 500 for the twelve-month period ended December 31, 1998.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                               HIGH
                           VALUE GROWTH     GRADE BOND
                             PORTFOLIO      PORTFOLIO
                           -------------   ------------
ASSETS
Investments in
 securities, at value
 (cost -- $44,322,372;
 $10,863,856;
 $15,277,705;
 $58,831,808; $5,686,406;
 and $45,880,475,
 respectively)...........   $ 43,574,987   $ 11,097,844
Cash.....................                        34,815
Receivables:
  Accrued dividends and
   interest receivable...         58,866        138,685
  Investment securities
   sold..................        728,062            188
  Prepaid expense........          1,140            140
                           -------------   ------------
Total Assets.............   $ 44,363,055   $ 11,271,672
                           -------------   ------------
                           -------------   ------------
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......   $    104,340
  Investment securities
   purchased.............      1,583,721   $  1,008,377
  Accrued expenses.......         10,577          7,826
                           -------------   ------------
Total Liabilities........      1,698,638      1,016,203
Net assets applicable to
 shares of beneficial
 interest................     42,664,417     10,255,469
                           -------------   ------------
Total Liabilities and Net
 Assets..................   $ 44,363,055   $ 11,271,672
                           -------------   ------------
                           -------------   ------------
Shares issued and
 outstanding as of
 December 31, 1998.......      4,489,541      1,006,339
NET ASSET VALUE PER
 SHARE...................   $       9.50   $      10.19
                           -------------   ------------
                           -------------   ------------

SEE ACCOMPANYING NOTES.

                               HIGH
                            YIELD BOND      MANAGED      MONEY MARKET     BLUE CHIP
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                           ------------   ------------   -------------   ------------
ASSETS
Investments in
 securities, at value
 (cost -- $44,322,372;
 $10,863,856;
 $15,277,705;
 $58,831,808; $5,686,406;
 and $45,880,475,
 respectively)...........  $ 15,450,542   $ 56,039,965     $5,686,406    $ 60,951,453
Cash.....................                                     359,892
Receivables:
  Accrued dividends and
   interest receivable...       279,603        236,604          2,864          65,516
  Investment securities
   sold..................                      318,539
  Prepaid expense........           237          1,189            139             927
                           ------------   ------------   -------------   ------------
Total Assets.............  $ 15,730,382   $ 56,596,297     $6,049,301    $ 61,017,896
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......  $     42,041   $    147,756                   $    157,615
  Investment securities
   purchased.............                        2,524
  Accrued expenses.......         8,501         11,863     $    7,127          10,206
                           ------------   ------------   -------------   ------------
Total Liabilities........        50,542        162,143          7,127         167,821
Net assets applicable to
 shares of beneficial
 interest................    15,679,840     56,434,154      6,042,174      60,850,075
                           ------------   ------------   -------------   ------------
Total Liabilities and Net
 Assets..................  $ 15,730,382   $ 56,596,297     $6,049,301    $ 61,017,896
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------
Shares issued and
 outstanding as of
 December 31, 1998.......     1,541,790      4,930,446      6,042,174       1,650,255
NET ASSET VALUE PER
 SHARE...................  $      10.17   $      11.45     $     1.00    $      36.87
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
Year Ended December 31, 1998

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
INVESTMENT INCOME
Dividends................  $    390,116    $ 14,300
Interest.................       834,738     517,292
                           ------------  -----------
Total Investment
 Income..................     1,224,854     531,592
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........       203,671      22,977
 Accounting fees.........        22,630       3,829
Custodial fees...........         8,896       4,095
Professional fees........         8,975       5,960
Reports to
 shareholders............         4,124       1,185
Trustees' fees and
 expenses................         1,542         230
Insurance and bonds......         1,011         125
Miscellaneous............           702         149
                           ------------  -----------
Total Expenses...........       251,551      38,550
Fees paid indirectly.....        (3,527)     (2,854)
                           ------------  -----------
Net Expenses.............       248,024      35,696
                           ------------  -----------
Net Investment Income....       976,830     495,896
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............   (12,222,329)     42,339
Change in unrealized
appreciation/depreciation
 of investments..........    (1,659,408)     16,979
                           ------------  -----------
Net gain (loss) on
 investments.............   (13,881,737)     59,318
                           ------------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $(12,904,907)   $555,214
                           ------------  -----------
                           ------------  -----------

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND      MANAGED      MONEY MARKET     BLUE CHIP
                            PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                           -----------   ------------   -------------   ------------
INVESTMENT INCOME
Dividends................   $   50,680   $  1,234,534                   $    711,635
Interest.................      885,419      1,686,343      $309,136          242,474
                           -----------   ------------   -------------   ------------
Total Investment
 Income..................      936,099      2,920,877       309,136          954,109
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........       55,831        239,288        14,320           95,465
 Accounting fees.........        6,203         26,588         2,864           23,866
Custodial fees...........        5,447          5,402         7,112            7,436
Professional fees........        6,327          7,143         5,633            3,497
Reports to
 shareholders............        1,570          4,667         1,136            4,176
Trustees' fees and
 expenses................          424          1,833           201            1,533
Insurance and bonds......          208          1,033           124              781
Miscellaneous............          254          3,609           155            6,741
                           -----------   ------------   -------------   ------------
Total Expenses...........       76,264        289,563        31,545          143,495
Fees paid indirectly.....       (3,460)        (4,456)       (4,352)          (5,701)
                           -----------   ------------   -------------   ------------
Net Expenses.............       72,804        285,107        27,193          137,794
                           -----------   ------------   -------------   ------------
Net Investment Income....      863,295      2,635,770       281,943          816,315
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............       92,105     (3,607,983)                      (236,791)
Change in unrealized
appreciation/depreciation
 of investments..........     (137,099)    (4,288,730)                     6,904,202
                           -----------   ------------   -------------   ------------
Net gain (loss) on
 investments.............      (44,994)    (7,896,713)                     6,667,411
                           -----------   ------------   -------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   $  818,301   $ (5,260,943)     $281,943     $  7,483,726
                           -----------   ------------   -------------   ------------
                           -----------   ------------   -------------   ------------

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                 VALUE GROWTH
                                   PORTFOLIO
                           -------------------------
                            YEAR ENDED DECEMBER 31,
                               1998         1997
                           ------------  -----------
OPERATIONS
Net investment income....  $    976,830  $   876,108
Net realized gain (loss)
 from investment
 transactions............   (12,222,329)   2,628,392
Change in unrealized
appreciation/depreciation
 of investments..........    (1,659,408)  (1,441,898)
                           ------------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   (12,904,907)   2,062,602
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....        (6,577)    (869,530)
Net realized gain from
 investment
 transactions............                 (2,981,975)
Distributions in excess
 of net realized gain
 from investment
 transactions............       (26,956)    (456,979)
                           ------------  -----------
                                (33,533)  (4,308,484)
CAPITAL SHARE
 TRANSACTIONS............    12,136,936   18,523,352
                           ------------  -----------
Total Increase (Decrease)
 in Net Assets...........      (801,504)  16,277,470
NET ASSETS
Beginning of year........    43,465,921   27,188,451
                           ------------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $ 42,664,417  $43,465,921
                           ------------  -----------
                           ------------  -----------
Undistributed Net
 Investment Income.......  $    978,563  $     8,310
                           ------------  -----------
                           ------------  -----------

SEE ACCOMPANYING NOTES.

                                    HIGH                     HIGH
                                 GRADE BOND               YIELD BOND
                                  PORTFOLIO                PORTFOLIO
                           -----------------------  -----------------------
                           YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                              1998         1997        1998         1997
                           -----------  ----------  -----------  ----------
OPERATIONS
Net investment income....  $   495,896  $  293,404  $   863,295  $  552,718
Net realized gain (loss)
 from investment
 transactions............       42,339       9,918       92,105      64,050
Change in unrealized
appreciation/depreciation
 of investments..........       16,979     122,117     (137,099)    208,688
                           -----------  ----------  -----------  ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........      555,214     425,439      818,301     825,456
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....     (495,896)   (293,404)    (863,295)   (552,718)
Net realized gain from
 investment
 transactions............                               (12,471)    (52,004)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           -----------  ----------  -----------  ----------
                              (495,896)   (293,404)    (875,766)   (604,722)
CAPITAL SHARE
 TRANSACTIONS............    4,821,771   1,707,790    7,114,059   2,473,420
                           -----------  ----------  -----------  ----------
Total Increase (Decrease)
 in Net Assets...........    4,881,089   1,839,825    7,056,594   2,694,154
NET ASSETS
Beginning of year........    5,374,380   3,534,555    8,623,246   5,929,092
                           -----------  ----------  -----------  ----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $10,255,469  $5,374,380  $15,679,840  $8,623,246
                           -----------  ----------  -----------  ----------
                           -----------  ----------  -----------  ----------
Undistributed Net
 Investment Income.......  $         0  $        0  $         0  $        0
                           -----------  ----------  -----------  ----------
                           -----------  ----------  -----------  ----------

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                   MANAGED
                                  PORTFOLIO
                           ------------------------
                           YEAR ENDED DECEMBER 31,
                              1998         1997
                           -----------  -----------
OPERATIONS
Net investment income....  $ 2,635,770  $ 1,744,902
Net realized gain (loss)
 from investment
 transactions............   (3,607,983)   1,646,469
Change in unrealized
appreciation/depreciation
 of investments..........   (4,288,730)     106,045
                           -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   (5,260,943)   3,497,416
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....      (19,731)  (1,727,782)
Net realized gain from
 investment
 transactions............      (11,609)  (2,130,931)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           -----------  -----------
                               (31,340)  (3,858,713)
CAPITAL SHARE
 TRANSACTIONS............   16,777,676   19,287,783
                           -----------  -----------
Total Increase (Decrease)
 in Net Assets...........   11,485,393   18,926,486
NET ASSETS
Beginning of year........   44,948,761   26,022,275
                           -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $56,434,154  $44,948,761
                           -----------  -----------
                           -----------  -----------
Undistributed Net
 Investment Income.......  $ 2,634,990  $    18,951
                           -----------  -----------
                           -----------  -----------

SEE ACCOMPANYING NOTES.

                                 MONEY MARKET                  BLUE CHIP
                                  PORTFOLIO                    PORTFOLIO
                           ------------------------    --------------------------
                           YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                              1998          1997          1998           1997
                           ----------    ----------    -----------    -----------
OPERATIONS
Net investment income....  $  281,943    $  197,908    $   816,315    $   427,722
Net realized gain (loss)
 from investment
 transactions............                                 (236,791)        17,242
Change in unrealized
appreciation/depreciation
 of investments..........                                6,904,202      4,627,295
                           ----------    ----------    -----------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     281,943       197,908      7,483,726      5,072,259
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....    (281,943)     (197,908)        (2,137)      (426,904)
Net realized gain from
 investment
 transactions............                                   (3,441)       (14,230)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           ----------    ----------    -----------    -----------
                             (281,943)     (197,908)        (5,578)      (441,134)
CAPITAL SHARE
 TRANSACTIONS............     (35,343)    2,258,256     21,507,002     12,740,683
                           ----------    ----------    -----------    -----------
Total Increase (Decrease)
 in Net Assets...........     (35,343)    2,258,256     28,985,150     17,371,808
NET ASSETS
Beginning of year........   6,077,517     3,819,261     31,864,925     14,493,117
                           ----------    ----------    -----------    -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $6,042,174    $6,077,517    $60,850,075    $31,864,925
                           ----------    ----------    -----------    -----------
                           ----------    ----------    -----------    -----------
Undistributed Net
 Investment Income.......  $        0    $        0    $   816,323    $     2,145
                           ----------    ----------    -----------    -----------
                           ----------    ----------    -----------    -----------

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
December 31, 1998

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (76.63%)
---------------------------
  BUSINESS SERVICES (1.26%)
  ManPower, Inc.........................       21,400    $   539,013
  CHEMICALS AND ALLIED PRODUCTS (6.01%)
  Johnson & Johnson.....................       15,000      1,258,125
  Proctor & Gamble Co...................       10,000        913,125
  Twinlab Corp..........................       30,000(1)     393,750
                                                         ------------
                                                           2,565,000
  COMMUNICATIONS (2.36%)
  Commonwealth Telephone Enterprise.....       30,000(1)   1,005,000
  DEPOSITORY INSTITUTIONS (3.94%)
  Household International, Inc..........       20,000        792,500
  U.S. Bancorp..........................       25,000        887,500
                                                         ------------
                                                           1,680,000
  ELECTRIC, GAS AND SANITARY SERVICES (7.54%)
  Helmerich & Payne.....................       20,000        387,500
  Matrix Service Co.....................      162,900(1)     773,775
  Northern States Power Co..............       74,050      2,054,888
                                                         ------------
                                                           3,216,163
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.10%)
  Rohn Industries, Inc..................      136,800(1)     470,250
  FOOD & KINDRED PRODUCTS (4.74%)
  Interstate Bakers.....................       30,000        793,125
  PepsiCo, Inc..........................       30,000      1,228,125
                                                         ------------
                                                           2,021,250
  FOOD STORES (1.74%)
  Casey's General Store.................       57,000        742,784
  HOLDING AND OTHER INVESTMENT OFFICES (0.94%)
  Wintrust Financial Corp...............       20,550(1)     403,294
  INDUSTRIAL MACHINES & EQUIPMENT (0.96%)
  Oceaneering International, Inc........       11,400(1)     171,000
  Petroleum Geo - SVCS ADR..............       15,000(1)     236,250
                                                         ------------
                                                             407,250
  INSTRUMENTS & RELATED PRODUCTS (2.62%)
  Allied Healthcare Products............       21,900(1)      35,588
  Eastman Kodak Company.................       15,000      1,080,000
                                                         ------------
                                                           1,115,588

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  INSURANCE CARRIERS (3.27%)
  Danielson Holding Corp................       71,700(1) $   255,431
  NAC RE Corp...........................       12,000        563,250
  Transatlantic Holdings, Inc...........        7,650        578,053
                                                         ------------
                                                           1,396,734
  LUMBER & WOOD PRODUCTS (5.69%)
  Hon Industries........................      101,350      2,426,066
  METAL MINING (10.62%)
  Barrick Gold Corp.....................      130,000      2,535,000
  Freeport-McMoran Copper...............        7,800         75,563
  Glamis Gold, Ltd......................       69,700(1)     130,688
  Newmont Mining Corp...................       99,000      1,788,188
                                                         ------------
                                                           4,529,439
  MISCELLANEOUS MANUFACTURING INDUSTRIES (2.92%)
  Emerson Electric......................       10,000        625,625
  Newell Company........................       15,000        618,750
                                                         ------------
                                                           1,244,375
  MISCELLANEOUS RETAIL (3.37%)
  Mattel, Inc...........................       30,000        684,375
  Southland Corp........................      396,000(1)     754,895
                                                         ------------
                                                           1,439,270
  NONDEPOSITORY INSTITUTIONS (4.92%)
  Berkshire Hathaway, Inc...............           30(1)   2,100,000
  NONMETALLIC MINERALS EXCLUDING FUELS (0.40%)
  De Beers Cons Mines...................       13,500        172,125
  OIL AND GAS EXTRACTION (2.42%)
  Diamond Offshore Drilling.............        5,000        118,438
  Santa Fe International Corp...........       50,000        725,000
  Transocean Offshore, Inc..............        7,000        187,688
                                                         ------------
                                                           1,031,126
  PERSONAL SERVICES (3.69%)
  Block (H & R), Inc....................       35,000      1,575,000
  PETROLEUM & COAL PRODUCTS (3.00%)
  Phillips Petroleum....................       30,000      1,278,750

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  TRANSPORTATION BY AIR (0.31%)
  Petroleum Helicopters-Voting..........        2,250    $    36,280
  Petroleum Helicopters-Non Voting......        5,400         97,200
                                                         ------------
                                                             133,480
  TRUCKING & WAREHOUSING (1.23%)
  Heartland Express, Inc................       30,000(1)     525,000
  WATER TRANSPORTATION (1.58%)
  American Water Works, Inc.............       20,000        675,000
                                                         ------------
Total Common Stocks.....................                  32,691,957
PREFERRED STOCKS (12.44%)
------------------------------
  COMMUNICATIONS (2.34%)
  Mediaone Group, Inc...................       15,000        997,500
  EATING & DRINKING PLACES (1.46%)
  Wendy's Financing.....................       12,000        624,000
  ELECTRIC, GAS & SANITARY SERVICES (3.17%)
  Citizens Utilities Trust..............       14,600        622,325
  Northwestern Capital Finance..........       28,750        729,530
                                                         ------------
                                                           1,351,855
  HOLDING AND OTHER INVESTMENT OFFICES (3.62%)
  General Growth Properties, Inc........       59,960      1,543,970
  INSURANCE CARRIERS (0.18%)
  Equitable of Iowa Capital.............        3,000         79,500
  MISC. MANUFACTURING INDUSTRIES (1.67%)
  Cyprus Amax Minerals Company..........       20,000        712,500
                                                         ------------
Total Preferred Stocks..................                   5,309,325

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (1.00%)
----------------------------
  HEALTH SERVICES (1.00%)
  Dura Pharmaceuticals, 3.5%, due
   7/15/02..............................  $   600,000        427,860
SHORT-TERM INVESTMENTS (12.06%)
------------------------------------
  COMMERCIAL PAPER (2.61%)
  Ford Motor Credit Corp., 5.62%, due
   1/12/99..............................    1,115,000      1,115,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          -------------  ------------
  UNITED STATES GOVERNMENT AGENCIES (8.50%)
  Federal Home Loan Bank, due 1/8/99....  $ 1,030,000    $ 1,028,982
  Federal National Mortgage Assoc., due
   1/21/99..............................    1,110,000      1,106,840
  Federal Home Loan Mortgage Corp., due
   1/4/99...............................    1,490,000      1,489,373
                                                         ------------
                                                           3,625,195

                                             SHARES
                                              HELD
                                          -------------
  MONEY MARKET MUTUAL FUND (0.95%)
  Provident Treasury Cash Management....      405,650        405,650
                                                         ------------
Total Short-Term Investments............                   5,145,845
                                                         ------------
Total Investments (102.13%).............                  43,574,987
OTHER ASSETS LESS LIABILITIES (-2.13%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                    (910,570)
                                                         ------------
Total Net Assets (100.00%)..............                 $42,664,417
                                                         ------------
                                                         ------------

(1)  Non-income producing securities.
SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
December 31, 1998

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
PREFERRED STOCK (2.11%)
---------------------------
  HOLDING & OTHER INVESTMENT OFFICES
  New Plan Realty Trust.................       4,000  $   216,750
                                                      -----------
Total Preferred Stocks..................                  216,750

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (44.83%)
-----------------------------
  COMMUNICATIONS (4.24%)
  Comcast Cable Communications, 8.50%,
   due 5/01/27..........................  $  150,000      188,241
  New England Tel & Tel, 7.375%, due
   10/15/07.............................     244,000      246,901
                                                      -----------
                                                          435,142
  DEPOSITORY INSTITUTIONS (1.49%)
  J. P. Morgan & Co., 7.25%, due
   10/01/10.............................     150,000      153,094
  ELECTRIC, GAS AND SANITARY SERVICES (8.99%)
  National Co-op Services Corp.,
   (Arkansas Electric), 9.48%, due
   1/01/12..............................     350,000      373,093
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................     388,000      405,099
  Western Penn Power Co., 7.875%, due
   12/01/04.............................     140,000      143,342
                                                      -----------
                                                          921,534
  GENERAL MERCHANDISE STORES (3.22%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     300,000      330,741
  HOLDING AND OTHER INVESTMENT OFFICES (8.20%)
  Federal Realty Investment Trust,
   8.875%, due 1/15/00..................     100,000      102,150
  Glenborough Properties, 7.625%, due
   3/15/05..............................     250,000      249,750
  Meditrust, 7.60%, due 9/13/05.........     150,000      142,382
  Washington REIT, 6.898%, due
   2/25/08..............................     350,000      347,022
                                                      -----------
                                                          841,304
  INDUSTRIAL MACHINES & EQUIPMENT (5.00%)
  Thermo Fibertek, 4.5%, due 7/15/04....     600,000      512,814
  NONDEPOSITORY INSTITUTIONS (4.68%)
  Household Finance Co., 7.30%, due
   7/30/12..............................     200,000      210,302
  Security Capital Pacific, 7.20%, due
   3/01/13..............................     275,000      269,767
                                                      -----------
                                                          480,069
  PAPER AND ALLIED PRODUCTS (2.94%)
  Union Camp Corp., 8.625%, due
   4/15/16..............................     290,000      301,278

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
  RAILROAD TRANSPORTATION (1.27%)
  Union Pacific Corp., 8.50%, due
   1/15/17..............................  $  125,000  $   129,938
  TEXTILE MILL PRODUCTS (2.85%)
  Unifi, 6.50%, due 2/01/08.............     280,000      291,945
  TRANSPORTATION EQUIPMENT (1.95%)
  Ford Motor Co., 9.215%, due 9/15/21...     150,000      199,658
                                                      -----------
Total Corporate Bonds...................                4,597,517
MORTGAGE-BACKED SECURITIES (36.03%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   (0.31%)
  Pool # 50276, 9.50%, due 2/01/20......      29,610       31,700
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (35.72%)
  Pool # 1512, 7.50%, due 12/20/23......     309,249      318,527
  Pool # 002701, 6.50%, due 12/01/28....   1,000,000    1,005,000
  Pool # 22630, 6.50%, due 8/01/28......     495,250      499,271
  Pool # 2631, 7.00%, due 8/01/28.......     773,997      790,205
  Pool # 2658, 6.50%, due 10/01/28......     887,489      894,695
  Pool # 236070, 10.00%, due 10/15/12...      82,026       88,409
  Pool # 276337, 10.00%, due 8/15/19....      61,674       67,668
                                                      -----------
                                                        3,663,775
                                                      -----------
Total Mortgage-Backed Securities........                3,695,475
UNITED STATES TREASURY OBLIGATION (4.39%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due
   8/15/04..............................     400,000      449,848
SHORT-TERM INVESTMENTS (20.85%)
------------------------------------
  COMMERCIAL PAPER (2.44%)
  General Electric Capital, 6.06%, due
   1/07/99..............................     250,000      250,000
  UNITED STATES GOVERNMENT AGENCIES (15.47%)
  Federal National Mortgage Assoc., due
   1/21/99..............................     680,000      678,096
  Federal Home Loan Mortgage Corp., due
   1/4/99...............................     300,000      299,874
  Federal Home Loan Mortgage Corp., due
   1/11/99..............................     260,000      259,633
  Federal Home Loan Mortgage Corp., due
   1/14/99..............................     350,000      349,364
                                                      -----------
                                                        1,586,967

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
  MONEY MARKET MUTUAL FUND (2.94%)
  Provident Treasury Cash Management....     301,287  $   301,287
                                                      -----------
Total Short-Term Investments............                2,138,254
                                                      -----------
Total Investments (108.21%).............               11,097,844
OTHER ASSETS LESS LIABILITIES (-8.21%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                 (842,375)
                                                      -----------
Total Net Assets (100.00%)..............              $10,255,469
                                                      -----------
                                                      -----------

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
December 31, 1998

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
PREFERRED STOCK (8.93%)
---------------------------
  DEPOSITORY INSTITUTIONS (0.83%)
  CFB Capital...........................       5,000  $   129,375
  HOLDING & OTHER INVESTMENT OFFICES (2.42%)
  New Plan Realty Trust.................       7,000      379,313
  METAL MINING (5.68%)
  Cameco Corp...........................      36,000      891,000
                                                      -----------
Total Preferred Stocks..................                1,399,688

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (75.85%)
-----------------------------
  AMUSEMENT & RECREATION SERVICES (1.26%)
  AMF Bowling Worldwide, Inc., 10.875%,
   due 3/15/06..........................   $ 240,000        198,000
  APPAREL AND OTHER TEXTILE PRODUCTS (1.33%)
  Dan River, Inc., 10.125%, due
   12/15/03.............................     200,000        208,000
  BUSINESS SERVICES (3.87%)
  Cendant Corporation, 7.75%, due
   12/01/03.............................     600,000        607,296
  COMMUNICATIONS (8.53%)
  Comcast Cable Communications, 8.50%,
   due 5/01/27..........................     300,000        376,482
  Savoy Pictures, 7.00%, due 7/01/03....     450,000        434,250
  Telephone & Data Systems, Inc., 7.00%,
   due 8/01/06..........................     500,000        526,355
                                                       ------------
                                                          1,337,087
  DEPOSITORY INSTITUTIONS (1.61%)
  First Bank NA, 6.25%, due 8/15/05.....     250,000        252,783
  EATING AND DRINKING PLACES (3.37%)
  Tricon Global Restaurants, Inc.,
   7.65%, due 5/15/08...................     500,000        527,565
  ELECTRIC, GAS & SANITARY SERVICES (12.00%)
  ESI Tractebel, 7.99%, due 12/30/11....     340,000        338,300
  Gulf States Utilities, 8.94%, due
   1/01/22..............................     700,000        740,292
  Niagara Mohawk Power, 7.875%, due
   4/01/24..............................     400,000        414,180
  Waterford 3 Nuclear Power Plant,
   8.09%, due 1/02/17...................     350,000        388,689
                                                       ------------
                                                          1,881,461
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (1.64%)
  Advanced Micro Devices, Inc., 11.00%,
   due 8/01/03..........................     240,000        257,700

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT        VALUE
                                          ----------   ------------
  FOOD STORES (1.06%)
  P & C Food Markets, 11.50%, due
   10/15/01.............................   $ 150,000   $     71,250
  Penn Traffic Co., 10.25%, due
   2/15/02..............................     200,000         95,000
                                                       ------------
                                                            166,250
  GENERAL MERCHANDISE STORES (2.11%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     300,000        330,741
  HEALTH SERVICES (3.24%)
  Tenet Healthcare, 7.625%, due
   6/01/08..............................     500,000        508,190
  HOLDING AND OTHER INVESTMENT OFFICES (14.54%)
  Bradley Operating LP, 7.20%, due
   1/15/08..............................     450,000        427,955
  Federal Realty Investment Trust,
   7.48%, due 8/15/26...................     600,000        665,468
  Glenborough Properties, 7.625%, due
   3/15/05..............................     400,000        399,600
  Price Development Company, 7.29%, due
   3/11/08..............................     450,000        462,488
  Susa Partnership LP, 8.20%, due
   6/01/17..............................     325,000        323,456
                                                       ------------
                                                          2,278,967
  INSTRUMENTS & RELATED PRODUCTS (5.16%)
  Thermo Electron Corp., 4.25%, due
   1/01/03..............................     900,000        809,441
  LUMBER & WOOD PRODUCTS (2.65%)
  Georgia Pacific, 9.875%, due
   11/01/21.............................     225,000        253,298
  Georgia Pacific, 9.125%, due
   7/01/22..............................     150,000        162,615
                                                       ------------
                                                            415,913
  MISCELLANEOUS RETAIL (1.38%)
  Eckerd, 9.25%, due 2/15/04............     205,000        215,414
  NONDEPOSITORY INSTITUTIONS (1.10%)
  Macsaver Financial, 7.40%, due
   2/15/02..............................     200,000        173,458
  OIL AND GAS EXTRACTION (2.61%)
  Occidental Petroleum Co., 7.375%, due
   11/15/08.............................     400,000        408,328
  PAPER AND ALLIED PRODUCTS (1.31%)
  Container Corp. of America, 9.75%, due
   4/01/03..............................     200,000        206,000
  REAL ESTATE (3.83%)
  United Dominion Realty Trust, 8.125%,
   due 11/15/00.........................     600,000        600,570
  TRANSPORTATION EQUIPMENT (3.25%)
  Federal Mogul Co., 7.75%, due
   7/01/06..............................     500,000        509,890
                                                       ------------
Total Corporate Bonds...................                 11,893,054

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT        VALUE
                                          ----------   ------------
SHORT-TERM INVESTMENTS (13.76%)
------------------------------------
  UNITED STATES GOVERNMENT AGENCIES (5.50%)
  Federal Home Loan Bank, due 1/13/99...   $ 305,000   $    304,512
  Federal Home Loan Mortgage Co., due
   1/28/99..............................     300,000        298,852
  Federal Home Loan Mortgage Co., due
   2/01/99..............................     260,000        258,873
                                                       ------------
                                                            862,237
  COMMERCIAL PAPER (5.10%)
  General Electric Capital, 6.11%, due
   1/04/99..............................     300,000        300,000
  General Electric Capital, 5.75%, due
   1/04/99..............................     500,000        500,000
                                                       ------------
                                                            800,000

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (3.16%)
  Provident Treasury Cash Management....     495,563        495,563
                                                       ------------
Total Short-Term Investments............                  2,157,800
                                                       ------------
Total Investments (98.54%)..............                 15,450,542
OTHER ASSETS LESS LIABILITIES (1.46%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                    229,298
                                                       ------------
Total Net Assets (100.00%)..............               $ 15,679,840
                                                       ------------
                                                       ------------

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
December 31, 1998

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
COMMON STOCKS (3.68%)
--------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (3.68%)
  Citizens Utilities Co., Class B.......      10,070      $    81,819
  Otter Tail Power Co...................      50,000        1,993,750
                                                          -----------
Total Common Stocks.....................                    2,075,569
PREFERRED STOCKS (27.28%)
------------------------------
  DEPOSITORY INSTITUTIONS (6.48%)
  CFB Capital I, Inc....................      57,500        1,487,813
  CFB Capital II, Inc...................       5,940          150,728
  Harris Preferred Capital..............      20,000          512,500
  Taylor Capital Group, Inc.............      58,000        1,504,375
                                                          -----------
                                                            3,655,416
  EATING & DRINKING PLACES (1.32%)
  Wendy's Financing.....................      14,300          743,600
  ELECTRIC, GAS AND SANITARY SERVICES (5.64%)
  Citizens Utilities Trust..............      30,500        1,300,063
  Equitable Resources...................      50,000        1,262,500
  Northwestern Capital Finance, Inc.....      24,500          621,688
                                                          -----------
                                                            3,184,251
  HOLDING AND OTHER INVESTMENT OFFICES (6.28%)
  General Growth Properties, Inc........     100,000        2,575,000
  Wintrust Capital Trust................      37,500(1)       967,969
                                                          -----------
                                                            3,542,969
  INSURANCE CARRIERS (2.05%)
  Equitable of Iowa Capital.............      43,747        1,159,295
  MISCELLANEOUS MANUFACTURING INDUSTRY (1.89%)
  Cyprus Amax Minerals Co...............      30,000        1,068,750
  NONDEPOSITORY INSTITUTIONS (1.14%)
  Mediaone Finance Trust................      25,000          640,625
  OIL AND GAS EXTRACTION (1.27%)
  El Paso Energy Capital Trust, Inc.....      15,000          718,125
  PIPELINES EXCEPT NATURAL GAS (0.88%)
  Enron Capital.........................      19,750          493,750
  RAILROAD TRANSPORTATION (0.33%)
  Union Pacific Capital Trust...........       4,000          186,000
                                                          -----------
Total Preferred Stocks..................                   15,392,781

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT           VALUE
                                          ----------      -----------
CORPORATE BONDS (19.88%)
-----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (0.16%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%,
   due 1/01/12..........................  $   85,000      $    90,608
  HEALTH SERVICES (4.32%)
  Dura Pharmaceuticals, 3.50%, due
   7/15/02..............................   2,000,000        1,426,200
  Quantum Healthcare Resources, 4.75%,
   due 10/01/00.........................   1,125,000        1,012,500
                                                          -----------
                                                            2,438,700
  INSURANCE CARRIERS (1.81%)
  NAC Re Corp., 5.25%, due 12/15/02.....   1,000,000        1,021,680
  METAL MINING (1.73%)
  Teck Corp., 3.75%, due 7/15/06........   1,500,000          978,750
  NONDEPOSITORY INSTITUTIONS (1.69%)
  Consumer Portfolio Services, Inc.,
   10.50%, due 4/15/04..................   1,400,000          955,500
  OIL AND GAS EXTRACTION (8.43%)
  Diamond Offshore Drilling, 3.75%, due
   2/15/07..............................   1,700,000        1,591,098
  Nabors Industries, Inc., 5.00%, due
   5/15/06..............................   1,700,000        1,666,000
  Offshore Logistics, 6.00%, due
   12/15/03.............................   1,500,000        1,301,775
  Pride International, Inc., 6.25%, due
   2/15/06..............................     240,000          195,226
                                                          -----------
                                                            4,754,099
  PETROLEUM AND COAL PRODUCTS (1.74%)
  Trizec Hahn Corp., 3.25%, due
   12/10/18.............................   1,400,000          983,500
                                                          -----------
Total Corporate Bonds...................                   11,222,837
SHORT-TERM INVESTMENTS (48.46%)
------------------------------------
  COMMERCIAL PAPER (7.84%)
  Ford Motor Credit Corp., 5.35%, due
   1/08/99..............................   2,400,000        2,400,000
  General Electric Capital Corp., 5.61%,
   due 1/11/99..........................   2,025,000        2,025,000
                                                          -----------
                                                            4,425,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT           VALUE
                                          ----------      -----------
  UNITED STATES GOVERNMENT AGENCIES (38.21%)
  Federal Home Loan Bank, due 1/13/99...  $1,185,000      $ 1,183,007
  Federal Home Loan Bank, due 1/29/99...   3,420,000        3,406,644
  Federal National Mortgage Association,
   due 1/07/99..........................   1,300,000        1,298,932
  Federal National Mortgage Association,
   due 1/19/99..........................   1,810,000        1,805,354
  Federal National Mortgage Association,
   due 2/04/99..........................   1,500,000        1,492,901
  Federal Home Loan Mortgage Corp., due
   1/04/99..............................   1,500,000        1,499,360
  Federal Home Loan Mortgage Corp., due
   1/06/99..............................   1,050,000        1,049,267
  Federal Home Loan Mortgage Corp., due
   1/08/99..............................   3,425,000        3,421,627
  Federal Home Loan Mortgage Corp., due
   1/14/99..............................   1,840,000        1,836,656
  Federal Home Loan Mortgage Corp., due
   1/22/99..............................   2,135,000        2,128,639
  Federal Home Loan Mortgage Corp., due
   1/27/99..............................   1,427,000        1,421,804
  Federal Home Loan Mortgage Corp., due
   1/29/99..............................   1,025,000        1,020,916
                                                          -----------
                                                           21,565,107

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (2.41%)
  Provident Treasury Cash Management....   1,358,671        1,358,671
                                                          -----------
Total Short-Term Investments............                   27,348,778
                                                          -----------
Total Investments (99.30%)..............                   56,039,965
OTHER ASSETS LESS LIABILITIES (0.70%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                      394,189
                                                          -----------
Total Net Assets (100.00%)..............                  $56,434,154
                                                          -----------
                                                          -----------

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
December 31, 1998

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE     PRINCIPAL
                                        DATE         AMOUNT         VALUE
                                     ----------   ------------   ------------
SHORT-TERM INVESTMENTS (94.11%)
------------------------------------
  COMMERCIAL PAPER (21.76%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co.,
     4.89%, due 1/25/99............     4.887%    $    275,000   $    275,000
    Ford Motor Credit Corp., 5.21%,
     due 1/11/99...................     5.213          200,000        200,000
    General Electric Capital,
     5.67%, due 1/12/99............     5.669          190,000        190,000
    IBM Credit Corp., 4.80%, due
     1/04/99.......................     4.803          250,000        250,000
    John Deere Capital Corp.,
     5.18%, due 1/20/99............     5.175          225,000        225,000
    Texaco, Inc., 5.99%, due
     1/5/99........................     5.988          175,000        175,000
                                                                 ------------
  Total Commercial Paper...........                                 1,315,000
  UNITED STATES GOVERNMENT AGENCIES (72.35%)
    Federal Farm Credit Bank, due
     1/19/99.......................     5.111        1,040,000      1,037,385
    Federal Home Loan Bank, due
     1/04/99.......................     5.148          730,000        729,691
    Federal Home Loan Bank, due
     1/08/99.......................     5.155          130,000        129,872
    Federal Home Loan Mortgage
     Corp., due 1/06/99............     5.181          100,000         99,929
    Federal Home Loan Mortgage
     Corp., due 1/11/99............     5.077          150,000        149,792
    Federal Home Loan Mortgage
     Corp., due 1/13/99............     5.151          215,000        214,636
    Federal Home Loan Mortgage
     Corp., due 1/14/99............     5.112          290,000        289,473
    Federal Home Loan Mortgage
     Corp., due 1/22/99............     5.230          100,000         99,700
    Federal Home Loan Mortgage
     Corp., due 2/01/99............     5.145          135,000        134,413
    Federal Home Loan Mortgage
     Corp., due 2/03/99............     5.130          260,000        258,800
    Federal National Mortgage
     Assoc., due 1/07/99...........     5.167          550,000        549,533
    Federal National Mortgage
     Assoc., due 1/15/99...........     5.053          100,000         99,806
    Federal National Mortgage
     Assoc., due 1/21/99...........     5.125          580,000        578,376
                                                                 ------------
  Total United States Government
   Agencies........................                                 4,371,406
                                                                 ------------
Total Short-Term Investments.......                                 5,686,406
OTHER ASSETS LESS LIABILITIES (5.89%)
-----------------------------------------
  Cash, receivables and prepaid
   expense, less liabilities.......                                   355,768
                                                                 ------------
Total Net Assets (100.00%).........                              $  6,042,174
                                                                 ------------
                                                                 ------------

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
December 31, 1998

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
COMMON STOCKS (89.17%)
---------------------------
  CHEMICALS AND ALLIED PRODUCTS (14.31%)
  Bristol-Myers Squibb Co...............      12,790      $ 1,711,461
  DuPont (EI) de Nemours & Co...........      16,830          893,042
  Johnson & Johnson.....................      16,097        1,350,136
  Lilly & Company.......................       5,612          498,767
  Merck & Co., Inc......................      10,383        1,533,439
  Pfizer, Inc...........................       4,323          542,266
  Procter & Gamble Co...................      14,463        1,320,653
  Union Carbide Corp....................      20,210          858,925
                                                          -----------
                                                            8,708,689
  COMMUNICATIONS (7.24%)
  AT & T Corp...........................      17,270        1,299,568
  Bell Atlantic Corp....................      22,899        1,300,949
  CBS Corp..............................      36,352        1,190,528
  MCI Worldcom, Inc.....................       8,549(1)       613,391
                                                          -----------
                                                            4,404,436
  COMPUTER PROGRAMMING & SOFTWARE (0.98%)
  Microsoft Corp........................       4,320(1)       599,130
  DEPOSITORY INSTITUTIONS (2.28%)
  BankAmerica Corp......................       7,870          473,184
  J. P. Morgan & Co.....................       8,703          914,359
                                                          -----------
                                                            1,387,543
  EATING AND DRINKING PLACES (2.29%)
  McDonald's Corp.......................      18,184        1,393,349
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (8.35%)
  Cisco Systems, Inc....................       7,025(1)       652,008
  General Electric Co...................      16,043        1,637,389
  Intel Corporation.....................       4,401          521,794
  Lucent Technologies, Inc..............      16,675        1,834,250
  Raytheon Company......................       8,377          432,986
                                                          -----------
                                                            5,078,427
  FOOD AND KINDRED PRODUCTS (5.77%)
  Coca-Cola Co. (The)...................      16,958        1,134,066
  PepsiCo, Inc..........................      26,805        1,097,330
  Philip Morris Companies, Inc..........      23,942        1,280,897
                                                          -----------
                                                            3,512,293

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
  GENERAL MERCHANDISE STORES (4.53%)
  Sears, Roebuck & Co...................      17,184      $   730,320
  Wal-Mart Stores, Inc..................      24,849        2,023,640
                                                          -----------
                                                            2,753,960
  INDUSTRIAL MACHINERY AND EQUIPMENT (5.69%)
  Caterpillar, Inc......................      21,322          980,812
  Hewlett-Packard Co....................       7,072          483,106
  International Business Machines
   Corp.................................      10,808        1,996,778
                                                          -----------
                                                            3,460,696
  INSTRUMENTS AND RELATED PRODUCTS (1.50%)
  Eastman Kodak Co......................      12,660          911,520
  INSURANCE CARRIERS (4.12%)
  Allstate Corp.........................      25,042          967,247
  American International Group, Inc.....      15,937        1,539,913
                                                          -----------
                                                            2,507,160
  MOTION PICTURES (1.66%)
  Disney (Walt) Co......................      33,738        1,012,140
  NONDEPOSITORY INSTITUTION (0.86%)
  Citigroup, Inc........................      10,593          524,354
  PAPER AND ALLIED PRODUCTS (2.78%)
  International Paper Co................      20,002          896,340
  Minnesota Mining & Manufacturing
   Co...................................      11,173          794,680
                                                          -----------
                                                            1,691,020
  PETROLEUM AND COAL PRODUCTS (9.89%)
  Amoco Corp............................      21,292        1,266,873
  Chevron Corp..........................      12,561        1,041,778
  Exxon Corp............................      16,157        1,181,481
  Mobil Corp............................      13,382        1,165,907
  Royal Dutch Petroleum Co..............       9,681          463,478
  Texaco, Inc...........................      16,952          896,337
                                                          -----------
                                                            6,015,854
  PRIMARY METAL INDUSTRIES (1.67%)
  Aluminum Company of America...........      13,666        1,018,971
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.49%)
  Goodyear Tire & Rubber Co.............      17,950          905,353

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                            SHARES
                                             HELD            VALUE
                                          ----------      -----------
  SECURITY AND COMMODITY BROKERS (4.55%)
  American Express Co...................      13,504      $ 1,380,784
  Morgan Stanley, Dean Witter, Discover
   & Co.................................      19,532        1,386,772
                                                          -----------
                                                            2,767,556
  TRANSPORTATION EQUIPMENT (9.21%)
  Allied-Signal, Inc....................      26,779        1,186,643
  Boeing Co. (The)......................      20,371          664,604
  Ford Motor Co.........................      22,152        1,300,046
  General Motors Corp...................      14,620        1,046,244
  United Technologies Corp..............      12,946        1,407,878
                                                          -----------
                                                            5,605,415
                                                          -----------
Total Common Stocks.....................                   54,257,866

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
SHORT-TERM INVESTMENTS (11.00%)
------------------------------------
  COMMERCIAL PAPER (3.70%)
  Ford Motor Credit Corp., 5.53%, due
   1/12/99..............................  $1,500,000        1,500,000
  Texaco Inc., 5.70%, due 1/04/99.......     750,000          750,000
                                                          -----------
                                                            2,250,000
  UNITED STATES GOVERNMENT AGENCIES (4.31%)
  Federal Home Loan Bank, due 1/07/99...   1,625,000        1,623,627
  Federal Home Loan Mortgage Corp., due
   1/08/99..............................   1,000,000          999,016
                                                          -----------
                                                            2,622,643

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (2.99%)
  Provident Treasury Cash Management....   1,820,944        1,820,944
                                                          -----------
Total Short-Term Investments............                    6,693,587
                                                          -----------
Total Investments (100.17%).............                   60,951,453
OTHER ASSETS LESS LIABILITIES (-0.17%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     (101,378)
                                                          -----------
Total Net Assets (100.00%)..............                  $60,850,075
                                                          -----------
                                                          -----------

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. Prior to May 1, 1998, the Fund was named FBL Variable Insurance Series Fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At December 31, 1998, the Value Growth and the Managed Portfolios had net capital loss carryforwards of $11,863,000 and $3,188,000, respectively, which expire in 2006.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the current period, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65% for the year ended December 31, 1998. For the year ended December 31, 1998, the Fund's net expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company. At December 31, 1998, all of the shares of each portfolio are

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED) owned by affiliates of Farm Bureau Life Insurance Company, the Farm Bureau Life Variable Account, Farm Bureau Life Annuity Account, EquiTrust Life Variable Account and EquiTrust Life Annuity Account except for 5,016 shares of the High Grade Bond Portfolio, 4,994 shares of the High Yield Bond Portfolio, and 49,596 shares of the Money Market Portfolio, owned by American Equity Investment Life Insurance Company, and its separate account, American Equity Variable Annuity.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other Funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of December 31, 1998, consisted of:

                                                            PORTFOLIO
                           ---------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           -----------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $55,139,503  $ 9,986,036  $15,414,899  $60,198,989  $6,042,174  $45,199,568
Accumulated undistributed
 net Investment income...      978,563                              2,634,990                  816,323
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............  (12,706,264)      35,445       92,104   (3,607,982)                (236,794)
Net unrealized
 appreciation
 (depreciation) of
 investments.............     (747,385)     233,988      172,837   (2,791,843)              15,070,978
                           -----------  -----------  -----------  -----------  ----------  -----------
    Net Assets...........  $42,664,417  $10,255,469  $15,679,840  $56,434,154  $6,042,174  $60,850,075
                           -----------  -----------  -----------  -----------  ----------  -----------
                           -----------  -----------  -----------  -----------  ----------  -----------

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  ----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
-------------------------  ----------  -----------  -------  ----------  ----------  -----------  ---------  -----------
Year ended December 31, 1998:
Value Growth.............   1,248,568  $14,421,953    3,209  $   33,533     218,101  $ 2,318,550  1,033,676  $12,136,936
High Grade Bond..........     481,508    4,946,472   48,672     494,606      55,393      619,307    474,787    4,821,771
High Yield Bond..........     705,166    7,191,220   83,377     863,126      91,576      940,287    696,967    7,114,059
Managed..................   1,561,330   19,307,046    2,618      31,340     215,024    2,560,710  1,348,924   16,777,676
Money Market.............  25,209,142   25,209,142  195,767     195,767  25,440,252   25,440,252    (35,343)     (35,343)
Blue Chip................     667,935   23,052,633      160       5,578      45,543    1,551,209    622,552   21,507,002

Year ended December 31, 1997:
Value Growth.............   1,168,439  $15,889,865  341,131  $4,308,483     124,474  $ 1,674,996  1,385,096  $18,523,352
High Grade Bond..........     184,783    1,833,550   29,647     293,404      42,480      419,164    171,950    1,707,790
High Yield Bond..........     332,510    3,281,504   53,490     588,602     139,590    1,396,686    246,410    2,473,420
Managed..................   1,303,761   17,145,342  307,712   3,858,714     129,178    1,716,273  1,482,295   19,287,783
Money Market.............  22,643,257   22,643,257  110,337     110,337  20,495,338   20,495,338  2,258,256    2,258,256
Blue Chip................     501,000   14,545,654   14,235     441,134      74,838    2,246,105    440,397   12,740,683

6.  INVESTMENT TRANSACTIONS

    For the year ended December 31, 1998, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
----------------------------------------  -----------  -----------
Value Growth............................  $96,057,028  $71,060,342
High Grade Bond.........................    4,205,826    2,808,462
High Yield Bond.........................   10,305,189    4,446,179
Managed.................................   32,550,930   26,331,485
Blue Chip...............................   24,322,847    5,170,268

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)
    At December 31, 1998, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                           GROSS UNREALIZED                 NET UNREALIZED
                                     -----------------------------   APPRECIATION (DEPRECIATION)
PORTFOLIO                            APPRECIATION    DEPRECIATION           OF INVESTMENTS
-----------------------------------  -------------   -------------   ----------------------------
Value Growth.......................   $  1,917,174    $ (2,664,559)           $  (747,385)
High Grade Bond....................        249,977         (15,989)               233,988
High Yield Bond....................        451,831        (278,994)               172,837
Managed............................        598,694      (3,390,537)            (2,791,843)
Blue Chip..........................     15,448,255        (377,277)            15,070,978

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                  PORTFOLIO
                                     ------------------------------------
                                        HIGH          HIGH
                                        GRADE         YIELD       MONEY
PAYABLE DATE                            BOND          BOND        MARKET
-----------------------------------  -----------   -----------   --------
January 30, 1998...................     $.0541        $.0620     $  .0044
February 27, 1998..................      .0592         .0648        .0039
March 31, 1998.....................      .0547         .0602        .0043
April 30, 1998.....................      .0530         .0586        .0041
May 29, 1998.......................      .0610         .0581        .0040
June 30, 1998......................      .0620         .0596        .0044
July 31, 1998......................      .0510         .0579        .0044
August 31, 1998....................      .0536         .0554        .0043
September 30, 1998.................      .0583         .0598        .0040
October 30, 1998...................      .0509         .0547        .0038
November 30, 1998..................      .0577         .0565        .0036
December 30, 1998..................      .0491         .0641        .0037
                                     -----------   -----------   --------
Total dividends per share..........     $.6646        $.7117     $  .0489
                                     -----------   -----------   --------
                                     -----------   -----------   --------

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 1998, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                                PERCENT
                                                                 DIVIDEND     QUALIFYING
                                                                  AMOUNT          FOR
                           DECLARATION    RECORD      PAYABLE       PER      DEDUCTIONS BY
PORTFOLIO                     DATE         DATE        DATE        SHARE     CORPORATIONS
-------------------------  -----------   ---------   ---------   ---------   -------------
Value Growth.............    08/07/98     08/07/98    08/07/98    $ 0.0016          1%
Managed..................    08/07/98     08/07/98    08/07/98      0.0043          1%
Blue Chip................    08/07/98     08/07/98    08/07/98      0.0014          0%

CAPITAL GAINS DISTRIBUTIONS:

                                                                       DIVIDEND
                                DECLARATION    RECORD      PAYABLE      AMOUNT
PORTFOLIO                          DATE         DATE        DATE      PER SHARE
------------------------------  -----------   ---------   ---------   ----------
Value Growth..................    08/07/98     08/07/98    08/07/98     $0.0064
High Yield Bond...............    08/07/98     08/07/98    08/07/98      0.0078
Managed.......................    08/07/98     08/07/98    08/07/98      0.0025
Blue Chip.....................    08/07/98     08/07/98    08/07/98      0.0014
High Yield Bond...............    12/30/98     12/30/98    12/30/98      0.0013
Blue Chip.....................    12/30/98     12/30/98    12/30/98      0.0008

    The capital gains distributions related to the Managed and Blue Chip Portfolios include net short-term realized gains of $1,579 ($0.0003 per share) and $636 ($0.0004 per share), respectively, that are taxable to shareholders as ordinary income dividends.

    On January 20, 1999 the Value Growth, Managed, and Blue Chip Portfolios declared and paid dividends to shareholders from net investment income of $976,830, $2,634,990, and $816,323, respectively.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
YEARS ENDED DECEMBER 31, 1998, 1997, 1996, 1995, AND 1994

                                                     VALUE GROWTH
                                                       PORTFOLIO
                                     ---------------------------------------------
                                      1998       1997     1996     1995     1994
                                     -------    -------  -------  -------  -------
Net asset value, beginning of
 period............................  $ 12.58    $ 13.13  $ 12.31  $ 10.39  $ 11.52
  Income From Investment Operations
    Net investment income..........     0.22       0.28     0.35     0.55     0.48
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................    (3.29)      0.55     1.82     2.13    (0.99)
                                     -------    -------  -------  -------  -------
  Total from investment
   operations......................    (3.07)      0.83     2.17     2.68    (0.51)
                                     -------    -------  -------  -------  -------
  Less Distributions
    Dividends (from net investment
     income).......................    (0.01)     (0.28)   (0.30)   (0.50)   (0.36)
    Distributions (from capital
     gains)........................               (0.95)   (1.05)   (0.26)   (0.11)
    Distributions in excess of net
     realized gains................               (0.15)                     (0.15)
                                     -------    -------  -------  -------  -------
  Total distributions..............    (0.01)     (1.38)   (1.35)   (0.76)   (0.62)
                                     -------    -------  -------  -------  -------
Net asset value, end of period.....  $  9.50    $ 12.58  $ 13.13  $ 12.31  $ 10.39
                                     -------    -------  -------  -------  -------
                                     -------    -------  -------  -------  -------
Total Return:
  Total investment return based on
   net asset value (1).............   (24.43)%     6.30%   17.65%   25.87%   (4.43)%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $42,664    $43,466  $27,188  $16,295  $10,603
  Ratio of total expenses to
   average net assets..............     0.56%      0.55%    0.55%    0.55%    0.55%
  Ratio of net expenses to average
   net assets......................     0.55%
  Ratio of net investment income to
   average net assets..............     2.17%      2.43%    2.68%    4.78%    4.35%
  Portfolio turnover rate..........      230%       118%      72%      98%      78%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................             $  0.27  $  0.33  $  0.53  $  0.46
  Ratio of expenses to average net
   assets..........................                0.58%    0.69%    0.72%    0.77%
  Amount reimbursed................             $14,093  $29,686  $22,306  $16,706

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

SEE ACCOMPANYING NOTES.

                                                      HIGH                                         HIGH
                                                   GRADE BOND                                   YIELD BOND
                                                    PORTFOLIO                                   PORTFOLIO
                                     ---------------------------------------    ------------------------------------------
                                      1998     1997    1996    1995    1994      1998     1997    1996     1995     1994
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
Net asset value, beginning of
 period............................  $ 10.11  $ 9.83  $ 9.98  $ 9.44  $10.23    $ 10.21  $ 9.91  $  9.69  $  9.32  $ 10.44
  Income From Investment Operations
    Net investment income..........     0.66    0.69    0.72    0.77    0.76       0.71    0.79     0.84     0.87     0.91
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................     0.08    0.28   (0.15)   0.54   (0.79)     (0.03)   0.36     0.33     0.49    (1.01)
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
  Total from investment
   operations......................     0.74    0.97    0.57    1.31   (0.03)      0.68    1.15     1.17     1.36    (0.10)
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
  Less Distributions
    Dividends (from net investment
     income).......................    (0.66)  (0.69)  (0.72)  (0.77)  (0.76)     (0.71)  (0.79)   (0.84)   (0.87)   (0.91)
    Distributions (from capital
     gains)........................                                               (0.01)  (0.06)   (0.11)   (0.12)   (0.11)
    Distributions in excess of net
     realized gains................
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
  Total distributions..............    (0.66)  (0.69)  (0.72)  (0.77)  (0.76)     (0.72)  (0.85)   (0.95)   (0.99)   (1.02)
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
Net asset value, end of period.....  $ 10.19  $10.11  $ 9.83  $ 9.98  $ 9.44    $ 10.17  $10.21  $  9.91  $  9.69  $  9.32
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
                                     -------  ------  ------  ------  ------    -------  ------  -------  -------  -------
Total Return:
  Total investment return based on
   net asset value (1).............     7.51%  10.24%   5.94%  14.26%  (0.26)%     6.88%  12.07%   12.65%   15.15%   (1.01)%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $10,255  $5,374  $3,535  $3,208  $2,452    $15,680  $8,623  $ 5,929  $ 4,810  $ 4,172
  Ratio of total expenses to
   average net assets..............     0.50%   0.52%   0.55%   0.55%   0.55%      0.61%   0.57%    0.55%    0.55%    0.55%
  Ratio of net expenses to average
   net assets......................     0.46%                                      0.58%
  Ratio of net investment income to
   average net assets..............     6.44%   6.94%   7.22%   7.81%   7.76%      6.92%   7.74%    8.47%    8.96%    9.17%
  Portfolio turnover rate..........       46%     31%     32%     14%     15%        43%     35%      30%      32%      10%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................           $ 0.68  $ 0.70  $ 0.74  $ 0.73             $ 0.78  $  0.81  $  0.84  $  0.88
  Ratio of expenses to average net
   assets..........................             0.57%   0.80%   0.84%   0.80%              0.65%    0.87%    0.88%    0.84%
  Amount reimbursed................           $2,294  $8,233  $8,255  $6,207             $5,819  $17,094  $15,105  $12,667

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (continued)

                                                        MANAGED
                                                       PORTFOLIO
                                     ---------------------------------------------
                                      1998       1997     1996     1995     1994
                                     -------    -------  -------  -------  -------
Net asset value, beginning of
 period............................  $ 12.55    $ 12.40  $ 11.71  $  9.93  $ 11.33
  Income From Investment Operations
    Net investment income..........     0.53       0.53     0.60     0.65     0.66
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................    (1.63)      0.79     1.44     1.90    (1.22)
                                     -------    -------  -------  -------  -------
  Total from investment
   operations......................    (1.10)      1.32     2.04     2.55    (0.56)
                                     -------    -------  -------  -------  -------
  Less Distributions
    Dividends (from net investment
     income).......................               (0.52)   (0.50)   (0.59)   (0.54)
    Distributions (from capital
     gains)........................               (0.65)   (0.85)   (0.18)   (0.23)
    Distributions in excess of net
     realized gains................                                          (0.07)
                                     -------    -------  -------  -------  -------
  Total distributions..............               (1.17)   (1.35)   (0.77)   (0.84)
                                     -------    -------  -------  -------  -------
Net asset value, end of period.....  $ 11.45    $ 12.55  $ 12.40  $ 11.71  $  9.93
                                     -------    -------  -------  -------  -------
                                     -------    -------  -------  -------  -------
Total Return:
  Total investment return based on
   net asset value (1).............    (8.71)%    10.67%   17.39%   25.69%   (4.96)%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $56,434    $44,949  $26,022  $14,487  $ 9,758
  Ratio of total expenses to
   average net assets..............     0.55%      0.54%    0.55%    0.55%    0.55%
  Ratio of net expenses to average
   net assets......................     0.54%
  Ratio of net investment income to
   average net assets..............     4.97%      4.94%    4.73%    5.80%    6.23%
  Portfolio turnover rate..........       74%        52%      82%      48%      59%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................             $  0.52  $  0.57  $  0.62  $  0.63
  Ratio of expenses to average net
   assets..........................                0.60%    0.75%    0.77%    0.80%
  Amount reimbursed................             $17,771  $38,874  $26,008  $19,147

                                                  MONEY MARKET                               BLUE CHIP
                                                   PORTFOLIO                                 PORTFOLIO
                                     --------------------------------------  -----------------------------------------
                                      1998    1997    1996    1995    1994    1998     1997     1996     1995    1994
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
Net asset value, beginning of
 period............................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 31.01  $ 24.68  $ 20.70  $15.82  $15.67
  Income From Investment Operations
    Net investment income..........    0.05    0.05    0.05    0.05    0.04     0.49     0.42     0.45    0.39    0.34
    Net gains (losses) on
     securities
     (both realized and
     unrealized)...................                                             5.37     6.34     3.99    4.80    0.07
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
  Total from investment
   operations......................    0.05    0.05    0.05    0.05    0.04     5.86     6.76     4.44    5.19    0.41
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
  Less Distributions
    Dividends (from net investment
     income).......................   (0.05)  (0.05)  (0.05)  (0.05)  (0.04)            (0.42)   (0.34)  (0.31)  (0.26)
    Distributions (from capital
     gains)........................                                                     (0.01)   (0.12)
    Distributions in excess of net
     realized gains................
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
  Total distributions..............   (0.05)  (0.05)  (0.05)  (0.05)  (0.04)            (0.43)   (0.46)  (0.31)  (0.26)
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
Net asset value, end of period.....  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 36.87  $ 31.01  $ 24.68  $20.70  $15.82
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
                                     ------  ------  ------  ------  ------  -------  -------  -------  ------  ------
Total Return:
  Total investment return based on
   net asset value (1).............    5.00%   5.07%   4.90%   5.47%   3.68%   18.91%   27.41%   21.43%  32.81%   2.65%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted)........................  $6,042  $6,078  $3,819  $3,159  $2,658  $60,850  $31,865  $14,493  $6,665  $3,262
  Ratio of total expenses to
   average net assets..............    0.52%   0.48%   0.55%   0.55%   0.55%    0.30%    0.33%    0.48%   0.55%   0.55%
  Ratio of net expenses to average
   net assets......................    0.45%                                    0.29%
  Ratio of net investment income to
   average net assets..............    4.67%   4.65%   4.58%   5.27%   3.63%    1.72%    1.83%    1.92%   2.07%   2.19%
  Portfolio turnover rate..........       0%      0%      0%      0%      0%      12%       3%       2%      1%      0%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net investment
   income..........................          $ 0.05  $ 0.04  $ 0.05  $ 0.04                             $ 0.38  $ 0.30
  Ratio of expenses to average net
   assets..........................            0.55%   0.82%   0.90%   0.82%                              0.59%   0.81%
  Amount reimbursed................          $2,912  $9,569  $9,816  $7,157                             $1,952  $6,360

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
EquiTrust Variable Insurance Series Fund

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Variable Insurance Series Fund, formerly known as FBL Variable Insurance Series Fund, (comprised of the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Variable Insurance Series Fund at December 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                       [SIGNATURE]

Des Moines, Iowa
January 25, 1999